Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jul. 01, 2012
Allowance for doubtful accounts receivable	$ 500	$ 500
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	6,998,702	6,932,457
Treasury stock, shares	3,626,673	3,628,673